Share based compensation - Assumptions used in estimative the fair value of share options (Details)	9 Months Ended
Sep. 30, 2023 item ¥ / shares
Share based compensation
Risk-free rate of return, minimum	3.40%
Risk-free rate of return, maximum	3.80%
Volatility, minimum	40.20%
Volatility, maximum	46.50%
Expected dividend yield	0.00%
Expected term	10 years
Minimum
Share based compensation
Fair value of ordinary share (in RMB) | ¥ / shares	¥ 42.0
Exercise multiple | item	2.2
Maximum
Share based compensation
Fair value of ordinary share (in RMB) | ¥ / shares	¥ 62.9
Exercise multiple | item	2.8